Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-1

Collection Period	04/01/14-04/30/14
Determination Date	5/9/2014
Distribution Date	5/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$364,603,480.51
2.	Collections allocable to Principal				$16,251,872.91
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$748,922.40

5.	Pool Balance on the close of the last day of the related Collection Period				$347,602,685.20
	(Ln 1 - Ln 2 - Ln 3 - Ln 4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				32,610
7.	Initial Pool Balance				$970,000,044.78

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$184,753,480.29		$167,752,684.98
	d.	Class A-4 Note Balance	$120,680,000.00		$120,680,000.00
	e.	Class B Note Balance	$20,370,000.00		$20,370,000.00
	f.	Class C Note Balance	$17,460,000.00		$17,460,000.00
	g.	Class D Note Balance	$16,490,000.00		$16,490,000.00

	h.	Note Balance (sum a - g)	$359,753,480.29		$342,752,684.98

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.6415051		0.5824746
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.3708799		0.3533533

10.	Overcollateralization Target Amount				$4,850,000.22

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,850,000.22

12.	Weighted Average Coupon			%	8.81%
13.	Weighted Average Original Term			months	66.71
14.	Weighted Average Remaining Term			months	35.98

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$2,652,927.80
	b.	Liquidation Proceeds allocable to Finance Charge			$492.51
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$2,653,420.31

16.	Principal:
	a.	Collections allocable to Principal			$16,251,872.91
	b.	Liquidation Proceeds allocable to Principal			$470,665.90
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$16,722,538.81

17.	Total Finance Charge and Principal Collections (15d + 16d)		$19,375,959.12
18.	Interest Income from Collection Account		$883.15
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln 17 + 18 + 19)		$19,376,842.27

Available Funds

21.	Available Collections		$19,376,842.27
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$19,376,842.27

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$303,836.23
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$303,836.23

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00

	i.	Class A-3 Monthly Interest	$137,025.50
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$137,025.50

	m.	Class A-4 Monthly Interest	$125,708.33
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$125,708.33

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$29,876.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$29,876.00

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,010.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,010.00

32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$42,461.75
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$42,461.75

34.	Quaternary Principal Distributable Amount		$12,150,795.09

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$12,824,212.90

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$4,850,000.22

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$2,653,420.31
	b.	Total Daily Deposits of Principal Collections	$16,722,538.81
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$883.15

	e.	Total Deposits to Collection Account (sum a - d)	$19,376,842.27

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$303,836.23
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$17,367,876.89
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,702,629.15

	f.	Total Withdrawals from Collection Account (sum a - e)	$19,376,842.27

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$137,025.50
	d.	Class A-4 Interest Distribution	$125,708.33
	e.	Class B Interest Distribution	$29,876.00
	f.	Class C Interest Distribution	$32,010.00
	g.	Class D Interest Distribution	$42,461.75
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$17,000,795.31
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$17,367,876.89

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$17,137,820.81
	d.	Class A-4 Distribution	$125,708.33
	e.	Class B Distribution	$29,876.00
	f.	Class C Distribution	$32,010.00
	g.	Class D Distribution	$42,461.75

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$17,367,876.89

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,702,629.15
	b.	Reserve Account surplus (Ln 55)	$125.02

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,702,754.17

46.	Withdrawals
	a.	Certificateholder Distribution	$1,702,754.17

	b.	Total Withdrawals from Certificate Payment Account	$1,702,754.17

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,425,000.11	$2,425,000.11
	b.	Note Balance	$342,752,684.98

48.	Required Reserve Account Amount		$2,425,000.11

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$2,425,000.11
50.	Investment Earnings		$125.02
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$2,425,125.13
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$125.02

56.	Ending Balance (Ln 52 + Ln 53 - Ln 54 - Ln 55)		$2,425,000.11
57.	Reserve Account Deficiency (Ln 48 - Ln 56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$303,836.23
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$17,367,876.89
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,702,629.15
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$125.02
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$17,137,820.81
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$125,708.33
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$29,876.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$32,010.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$42,461.75
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$1,702,754.17

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$277,763.99
74.	Cumulative Net Losses			$13,955,435.32
75.	Cumulative Net Loss Percentage			1.4387%

			Number of Loans	Principal Balance
76.	Delinquency Analysis

	a.	31 to 60 days past due	809	$10,778,490.47
	b.	61 to 90 days past due	244	$3,316,162.42
	c.	91 or more days past due	74	$896,714.40

	d.	Total Past Due (sum a - c)	1,127	14,991,367.29

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,306,916,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 30, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer